Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment charges on intangible assets	$ 2,266	$ 13,017
Additions to intangible assets	154	550
Amortization expense	1,696	3,107
Arcola Energy Limited
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets	154	550
Amortization expense		13,017
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Impairment charges on intangible assets	2,266	13,017
Additions to intangible assets	0	0
Amortization expense	$ (1,696)	$ (3,107)